SCHEDULE OF DEFERRED TAXES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred tax assets operating loss carryforwards	$ 3,864,000	$ 2,756,000
Deferred tax assets, valuation allowance	(3,864,000)	(2,756,000)
Deferred tax assets, net